BORROWINGS - Corporate Borrowings change in the unamortized financing fees of corporate borrowings (Details) - Corporate Borrowings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Unamortized financing fees, beginning of year	$ (6)	$ (5)
Additional financing fees	(2)	(2)
Amortization of financing fees	1	1
Unamortized financing fees, end of year	$ (7)	$ (6)